As filed with the Securities and Exchange Commission on September 2, 2005
Securities Act File No. 333-75786
Investment Company Act File No. 811-10405

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 9	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 11	☒

ALPINE SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

2500 Westchester Avenue, Suite 215
Purchase, New York 01577
(Address of Principal Executive Offices)

1-866-729-6633
(Registrant's Telephone Number, Including Area Code

Samuel A. Lieber
Alpine Management & Research, L.L.C.
2500 Westchester Avenue, Suite 215
Purchase, New York 10577
(Name and address of Agent for Service)

Copy to:

Thomas R. Westle
Attorney at Law
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, N.Y. 10174

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 9, 2005 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ___________________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 8 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on June 20, 2005 and pursuant to Rule 485(a)(1) would become effective on September 4, 2005.

This Post-Effective Amendment No. 9 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 9, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 9 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Purchase, and State of New York on the 2nd day of September, 2005.

ALPINE SERIES TRUST

By:   /s/ Samuel A. Lieber
            Samuel A. Lieber, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Registrant has been signed below by the following persons in the capacities and on September 2, 2005.

Signature	Title

/s/ Samuel A. Lieber Samuel A. Lieber	President and Trustee

Laurence B. Ashkin* Laurence B. Ashkin	Trustee

H. Guy Leibler * H. Guy Leibler	Trustee

Jeffrey E. Wacksman * Jeffrey E. Wacksman	Trustee

Sheldon R. Flamm * Sheldon R. Flamm	Treasurer

*By: /s/ Samuel A. Lieber Samuel A. Lieber Attorney-in-Fact pursuant to Power of Attorney previously filed with the Registration Statement